Restricted share units (Tables)	12 Months Ended
Aug. 31, 2021
Restricted Share Units
Disclosure of Detailed Information About Restricted Stock Units Outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2019	-
Issued on acquisition of Frankly	50,037
Granted	379,001
Vested	(26,666)
Cancelled	-
Balance, August 31, 2020	402,372

Balance, August 31, 2020	402,372
Issued on acquisition of SideQik	23,939
Granted	353,467
Vested	(277,749)
Cancelled	(11,855)
Balance, August 31, 2021	490,174